Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		48 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (3,570,562)	$ (7,427,504)	$ (9,253,287)	$ (5,032,592)	$ (23,433,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		794,462	1,044,542	1,413,215	3,244,207
Interest earned on notes receivable	(10,130)	(13,856)	(17,786)	(18,105)	(49,655)
Change in fair value of contingent consideration related to acquisition		184,582	204,485	40,000	477,485
Estimated fair value of members' units issued in excess of accounts payable converted					46,000
Estimated fair value of members' units issued for services					202,400
Estimated fair value of common stock issued for services	570,000	1,800,000	1,800,000	507,945	3,217,314
Estimated fair value of preferred stock issued for services		255,000	255,000		255,000
Estimated fair value of warrants granted for services					2,000,000
Amortization of prepaid consulting	1,902,487	1,179,375	1,509,141		3,411,628
Net impairment of intangible assets			(761,831)	1,720,229	958,398
Loss on settlement of accrued expenses		1,708,000	1,918,000		1,878,221
Loss on extinguishment of debt			900,000		900,000
Deferred taxes					(960,000)
Amortization of debt discount and debt issuance costs	287,487	454,376	773,289	3,962	1,064,738
Write off of amounts due			34,225	47,242	81,467
Changes in operating assets and liabilities:
Accounts receivable	23	1,268	1,977	(620)
Prepaid consulting and other current assets	(8,098)	(20,500)	(41,365)		(96,705)
Accounts payable and accrued expenses	474,049	559,378	928,355	472,745	2,238,635
Related party receivables/payables	26,764	19,257	22,925	632,292	30,432
Acquisition related liabilities	(25,755)	(95,280)	(98,920)	(25,350)	(1,466,432)
Net cash used in operating activities	(353,735)	(601,442)	(781,250)	(239,037)	(6,000,496)
Cash flows from investing activities:
Capitalized intangible asset costs		(275)	(275)	(117,500)	(199,026)
Cash paid for acquisition					(457,000)
Advances under notes receivable				(31,482)	(213,482)
Proceeds from repayment of notes receivable	5,500	12,000	15,000	21,500	42,000
Net cash provided by (used in) investing activities	5,500	11,725	14,725	(127,482)	(827,508)
Cash flows from financing activities:
Proceeds from revolving loan		201,775	201,775		201,775
Proceeds from the issuance of notes payable to related parties		11,000	11,000		11,000
Principal payments on notes payable to related parties	(9,245)	(18,428)	(18,428)	(1,200)	(28,873)
Proceeds from the issuance of notes payable	383,500	20,000	20,000	144,948	548,448
Principal payments on notes payable	(40,500)	(10,000)	(10,000)	(10,000)	(60,500)
Proceeds from the issuance of convertible notes payable		369,497	419,497		419,497
Proceeds from the issuance of members' units					2,722,200
Proceeds from the issuance of common stock	20,000	19,050	19,050	257,220	2,921,270
Proceeds from exercise of warrants			100,000		100,000
Net cash provided by financing activities	353,755	592,894	742,894	390,968	6,834,817
Net change in cash	5,520	3,177	(23,631)	24,449	6,813
Cash at beginning of period	1,293	24,924	24,924	475
Cash at end of period	6,813	28,101	1,293	24,924	6,813
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	598		8,158		19,595
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable converted to notes payable - related parties				152,843	152,843
Accounts payable converted to notes payable	10,000			70,000	10,000
Exercise of warrant in settlement of notes/accounts payable	100,000		837,264	95,082	170,000
Estimated fair value of beneficial conversion features and relative fair value of warrants issued with debt extinguishment	79,167	787,264			1,011,513
Conversion of debt and accrued interest for shares of common stock	6,600		102,500		109,100
Conversion of members' units to common stock					5,127,600
Estimated fair value of members' units issued in acquisitions					2,043,000
Estimated fair value of liabilities assumed in acquisitions					2,653,000
Estimated fair value of members' units issued in satisfaction of accounts payable					160,000
Common and preferred stock recorded as prepaid consulting for services	2,640,000	2,355,000	2,355,000		4,995,000
Settlement of accrued expenses through issuance of shares of preferred and common stock		131,000	146,000		146,000
Debt issuance cost associated with revolving loan		53,225	8,327		53,225
Settlement of note receivable with accrued expenses			53,225		8,327
Accrued expenses paid directly with proceeds from issuance of convertible debt		106,503	106,503		106,503
Warrant redemption liability associated with revolving loan	90,000				90,000
Reduction of stockholder note receivable with return of common stock	$ 765,000				$ 765,000